Income Taxes - Additional Information (Details)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 20, 2021 USD ($)
Income Tax Examination [Line Items]
Provision for income taxes	$ 540,000	$ 0		$ 311,000	$ 0	$ 0
Income before income taxes	$ 243,000	$ 24,384,000		$ 90,106,000	$ 77,516,000	$ 32,995,000
Effective income tax rate, percent	222.20%	2.80%		0.34%	0.00%	0.00%
Statutory income tax rate, percent	21.00%			21.00%	0.00%	0.00%
Investment in partnership			$ 16,951,000	$ 16,951,000	$ 0		$ 18,900,000
Percent of tax benefits with provided payment							0.90
Percent of tax benefits retained by company							0.10
Tax receivable agreement liability			300,000
Unrecognized tax benefits	$ 0		0	0	$ 0
Income tax examination, penalties and interest accrued	$ 0		0	0
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryovers			7,700,000	7,700,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss carryovers			$ 4,900,000	$ 4,900,000